Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of information about share-based compensation expense
Share-based compensation expense for the years ended December 31, 2017, 2016 and 2015, is presented below:

Share-based Compensation Expense	2017	2016	2015
Stock options	$2.1	$1.0	$1.7
Restricted stock	2.9	1.6	3.2
Restricted stock units issued to Directors	1.2	1.3	0.9
Performance shares	1.5	1.5	1.9
Pre-tax share-based compensation expense	$7.7	$5.4	$7.7

Schedule of weighted-average assumptions used in Black-Scholes option calculation
The following weighted-average assumptions are used in the Black-Scholes option pricing model to estimate the fair value of granted options as of the grant date:

	2017	2016	2015
Expected volatility	61.5% – 64.0%	90.3% – 91.5%	67.6% – 75.9%
Weighted-average volatility	62.5%	90.7%	69.4%
Expected term (in years)	3.3 – 6.5	3.3 – 6.7	3.1 – 6.6
Risk-free interest rate	1.6% – 2.2%	1.2% – 1.8%	1.0% – 1.7%
Weighted-average grant-date fair value per share of granted options	$5.33	$1.29	$2.36

Schedule of stock options activity
Option activity for the year ended December 31, 2017, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	2,775,565	$8.12
Granted	513,600	9.78
Exercised	(58,999)	6.38
Forfeited and expired	(235,960)	17.66
Outstanding at December 31, 2017	2,994,206	7.69	5.6	$4.8

Exercisable at December 31, 2017	1,796,958	9.00	4.0	2.4

Unvested at December 31, 2017	1,197,248	5.81	7.7	2.4

Unvested at December 31, 2017 expected to vest	1,137,386	5.81	7.7	2.3

Schedule of nonvested restricted stock units activity
Non-vested restricted stock awards activity for the year ended December 31, 2017, is presented below:

Restricted Stock Awards	Restricted Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2016	625,025	$3.11
Granted	355,600	9.78
Vested/restrictions lapsed	(454,741)	5.70
Canceled	(7,700)	5.10
Outstanding at December 31, 2017	518,184	5.38

Schedule of weighted-average assumptions used in Monte Carlo simulation
The following weighted-average assumptions are used in a Monte Carlo simulation model to estimate the fair value of performance shares granted:

	2017	2016	2015
Company expected volatility	68.0%	60.8%	56.4%
VanEck Vectors Steel ETF expected volatility	48.9%	NA	NA
S&P’s MidCap 400 index expected volatility	NA	27.6%	27.0%
Risk-free interest rate	1.5%	1.1%	0.9%
Weighted-average grant-date fair value per performance share granted	$10.78	$1.74	$3.09

Schedule of nonvested performance-based units activity
Non-vested performance share awards activity for the year ended December 31, 2017, is presented below:

Performance Share Awards	Performance Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2016	1,017,856	$2.48
Granted	263,600	10.78
Earned	—	—
Expired or forfeited	(562,788)	3.10
Outstanding at December 31, 2017	718,668	5.04